Offerings	Jul. 07, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference shares, without par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	There are being registered under this Registration Statement such indeterminate number of common shares, preference shares, debt securities, subscription receipts, warrants and units of MDA Space Ltd. (the "Registrant"), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an aggregate initial offering price not to exceed $1,500,000,000. The maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of common shares, preference shares, debt securities, subscription receipts, warrants and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement.